STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
STOCK OPTIONS AND WARRANTS [Abstract]
Disclosure of Stock Options and Warrants [Text Block]
NOTE 6—STOCK OPTIONS AND WARRANTS

Stock Options

The following table sets forth a summary of activity under the Company’s stock option plans for the nine months ended September 30, 2017 and 2016 (shares in thousands):

	Nine Months Ended September 30:
	2017			2016
	Shares (1)	Price (2)	Term (3)	Shares (1)	Price (2)	Term (3)
Outstanding, beginning of period	53,731	$0.46	4.6	52,795	$0.44	5.4
Granted	7,427	1.80		2,386	1.39
Cancellations	(3,691)	0.36		(471)	0.98
Exercised	(2,031)	0.20		(67)	0.27

Outstanding, end of period (4)	55,436	0.66	4.9	54,643	0.48	4.9

Vested, end of period (4)	45,539	0.45	3.9	46,701	0.35	4.3

(1)	Represents the number of shares of RSI common stock.

(2)	Represents the weighted average exercise price per share.

(3)	Represents the weighted average remaining contractual term in years until the stock options expire.

(4)	As of September 30, 2017, the aggregate intrinsic value of stock options outstanding was $62.2 million, and the aggregate intrinsic value of vested stock options was $62.1 million.

Upon consummation of the business combination and reverse recapitalization discussed in Notes 1 and 11, options outstanding for 55.4 million shares of RSI capital stock at a weighted average exercise price of $0.66 per share, converted into options of RMNI for approximately 13.3 million Company Shares at a weighted average exercise price of $2.76 per share.

For the nine months ended September 30, 2017, the Company granted stock options for an aggregate of approximately 7.4 million shares of RSI common stock under the 2013 Equity Incentive Plan to certain employees, officers and members of the Company’s board of directors. The key terms of these stock options are set forth below (shares in thousands):

	Grant Date
	June 29, 2017	August 30, 2017
Number of shares of RSI common stock	6,628	799
Exercise price	$1.80	$1.78
Vesting period (in years)	1.0 to 3.0	3.0
Expiration date (in years)	10.0	10.0

The weighted average fair value per common share for stock options granted for the nine months ended September 30, 2017 was $0.63 per share, for an aggregate of $4.7 million that will be recognized as stock-based compensation expense over the vesting periods. In estimating the fair value of these stock options, the Company used the Black-Scholes-Merton option-pricing model with weighted average assumptions of (i) an expected term until exercise of 5.9 years, (ii) a risk-free interest rate of 1.9%, (iii) expected volatility of 33%, (iv) no expected dividends, and (v) the fair value of the shares of RSI common stock on the date of grant of $1.80 per share.

As of September 30, 2017, the Company had approximately 8.4 million shares of RSI common stock available for grant under its stock option plans. The intrinsic value of employee options exercised during the nine months ended September 30, 2017 was $2.7 million.

Stock-based compensation expense for the nine months ended September 30, 2017 and 2016 is classified as follows (in thousands):

	2017	2016
Cost of revenues	$273	$221
Sales and marketing	907	627
General and administrative	736	981

Total	$1,916	$1,829

As of September 30, 2017, total unrecognized compensation cost related to unvested stock options was $4.3 million. The remaining unrecognized costs are expected to be recognized on a straight-line basis over a weighted-average period of approximately 1.9 years.

For additional information about the Company’s stock option plans, please refer to Note 7 to RSI’s consolidated financial statements for the year ended December 31, 2016, beginning on page F-51 in the Registration Statement on Form S-4, as amended, filed with the SEC by GPIA on September 7, 2017.

Warrants

The following table summarizes terms for the Company’s outstanding warrants as of September 30, 2017 (shares in thousands):

	Date Issued	Expiration Date	Exercise Price	Number of Shares
Origination Agent warrants:
Credit Facility issuance	June 2016	June 2026	$1.35	11,075
Anti-dilution issuance	October 2016	October 2026	1.35	3,035
Guarantee warrants	October 2014	October 2019	1.16	345

Total				14,455

Upon consummation of the business combination and reverse recapitalization discussed in Notes 1 and 11, Origination Agent warrants outstanding for an aggregate of 14.1 million shares of RSI capital stock at an exercise price of $1.35 per share, converted into warrants of RMNI for approximately 3,378,000 Company Shares at a weighted average exercise price of $5.64 per share. Origination Agent warrants for approximately 62,000 Company Shares were also issued at the closing date which resulted in an aggregate of approximately 3,440,000 Origination Warrants at an exercise price of $5.64 per share upon consummation of the Merger Agreement. Additionally, as discussed in Note 1, the Guarantee warrants shown above were exercised on a cashless basis whereby 42,556 Company Shares were issued upon consummation of the Merger Agreement.

The Origination Agent warrants shown in the table above are classified under Level 3 of the fair value hierarchy. The fair value of the Origination Agent warrants as of September 30, 2017 and December 31, 2016 was $21.3 million and $7.3 million, respectively. The change in fair value resulted in a loss of $14.0 million and a gain of $2.9 million for the nine months ended September 30, 2017 and 2016, respectively. These changes in fair value are reflected in the Company’s condensed consolidated statements of operations as a loss on embedded derivatives and redeemable warrants, net.

The valuation methodology for the Origination Agent warrants discussed above was performed through a hybrid model using Monte Carlo simulation, which considered alternative scenarios for the consummation of the reverse recapitalization discussed in Notes 1 and 11, a subsequent initial public offering, and a liquidation of the Company. Key Level 3 assumptions inherent in the warrant valuation methodology as of September 30, 2017 include projected revenue multiples of 1.7 to 1.8, volatility of 46% to 48%, the risk-free interest rate of 1.4% to 2.0%, a discount rate for lack of marketability of 6%, and the overall discount rate of approximately 20%.

The Origination Agent warrants were redeemable for cash at the option of the holder under certain circumstances that required classification as a liability through September 30, 2017. Upon consummation of the Merger Agreement discussed in Note 11, the holder of Origination Agent warrants agreed to eliminate the cash redemption feature and the anti-dilution provisions associated with such warrants in exchange for the issuance of additional warrants to purchase approximately 260,000 Company Shares at an exercise price of $1.35 per share. Due to the elimination of the cash redemption feature upon the effectiveness of the Sixth Amendment to the Credit Facility discussed in Note 11, the Origination Agent warrants will no longer be classified as a liability beginning on October 10, 2017, and will be reclassified to additional paid-in capital.

NOTE 7-STOCK OPTIONS AND WARRANTS

Stock Options

In 2007, the Company established the 2007 Stock Plan (the “2007 Plan”), which cumulatively reserved up to 59,537,015 shares of Class B Common Stock, and governs the grant of stock options to employees and directors. The 2007 Plan was terminated in November 2013, however the terms of the 2007 Plan will continue to govern any outstanding awards thereunder.

In October 2013, the Company established the 2013 Equity Incentive Plan (the “2013 Plan”). Initially reserved under the 2013 Plan are up to 8,563,463 shares of Class A Common Stock. In addition, the board of directors and stockholders authorized the reservation of up to 46,996,297 shares of Class A Common Stock under the 2013 Plan to cover any outstanding options issued pursuant to the 2007 Plan, which may be forfeited or expire unexercised. As the 2007 Plan was terminated in November 2013, options that expired or were forfeited under the 2007 Plan thereafter will be available for re-grant under the 2013 Plan as options for Class A Common Stock.

The 2007 Plan and 2013 Plan (collectively referred to as the “Stock Plans”) provide for stock options to be granted to employees and directors at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors. The options granted generally have a maximum term of 10 years from grant date and are exercisable upon vesting. Option grants generally vest as to one-third of the shares subject to the award on each anniversary of the vesting commencement date, which may precede the grant date of such award. The Company had reserved shares of Class A Common Stock under the 2013 Plan for a total of 16,803,459 and 23,240,522 shares (before giving effect for options exercised under the 2013 Plan for 8,329 shares in 2016) as of December 31, 2015 and 2016, respectively. As of December 31, 2015 and 2016, options were outstanding under the 2013 Plan for 9,901,529 and 11,123,362 shares, respectively. As of December 31, 2016, stock options for 42,607,940 shares were outstanding under the 2007 Plan.

The following table sets forth the summary of stock option activity under the Company’s Stock Plans (shares in thousands):

	2014			2015			2016
	Shares	Price(1)	Term(2)	Shares	Price(1)	Term(2)	Shares	Price(1)	Term(2)
Outstanding, beginning of year	46,883	$0.27		49,183	$0.37		52,795	$0.44
Granted	5,563	1.20		4,942	1.21		2,386	1.39
Forfeited	(2,839)	0.38		(1,134)	0.78		(1,305)	1.21
Exercised	(424)	0.21		(196)	0.26		(145)	0.34

Outstanding, end of year(3)(4)	49,183	0.37	6.1	52,795	0.44	5.4	53,731	0.46	4.6

Vested, end of year(3)	38,010	0.23	5.4	43,493	0.29	4.7	47,491	0.36	4.1

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term in years until the stock options expire.

(3)
As of December 31, 2014, 2015 and 2016, the aggregate intrinsic value of stock options outstanding was $37.3 million, $45.6 million and $28.7 million, respectively. As of December 31, 2014, 2015 and 2016, the aggregate intrinsic value of vested stock options was $33.7 million, $43.9 million and $28.7 million, respectively.

(4)	The number of outstanding stock options that are not expected to ultimately vest due to forfeiture is immaterial as of December 31, 2016.

The following table presents the stock option activity affecting the total number of shares available for grant under the 2013 Plan for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Available, beginning of year	8,380	5,656	6,902
Granted	(5,563)	(4,942)	(2,386)
Cancellations under 2007 and 2013 Plans	2,839	1,134	1,305
Newly authorized by Board of Directors	-	5,054	6,288

Available, end of year	5,656	6,902	12,109

The fair value of each stock option grant under the Stock Plans was estimated on the date of grant using the BSM option-pricing model, with the following weighted-average assumptions for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Expected life (in years)	6.0	6.0	6.0
Volatility	49%	40%	37%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.8%	1.6%	1.4%
Fair value per common share	$1.20	$1.21	$1.39

The BSM model requires various highly subjective assumptions that represent management’s best estimates of the fair value of the Company’s common stock, volatility, risk-free interest rates, expected term, and dividend yield. Given the absence of an active market for the Company’s common stock, the Company utilized an independent valuation firm to determine its common stock value generally using the income approach and the market approach valuation methods. The valuation results are reviewed and approved by the Company’s board of directors. The forfeiture rate is based on an analysis of the Company’s actual historical experience.

The expected term represents the weighted-average period that options granted are expected to be outstanding giving consideration to vesting schedules. Since the Company does not have an extended history of actual exercises, the Company has estimated the expected term using a simplified method which calculates the expected term as the average of the time-to-vesting and the contractual life of the awards. The Company has never declared or paid cash dividends and does not plan to pay cash dividends in the foreseeable future; therefore, the Company used an expected dividend yield of zero. The risk-free interest rate is based on U.S. Treasury rates in effect during the expected term of the grant. The expected volatility is based on historical volatility of publicly-traded peer companies.

The intrinsic value of the vested employee options exercised during the years ended December 31, 2014, 2015, and 2016 was $0.4 million, $0.2 million and $0.2 million, respectively. The weighted-average grant date fair value per share of employee options during the years ended December 31, 2014, 2015 and 2016 was $0.57, $0.49 and $0.52, respectively.

Stock-based compensation expense for the years ended December 31, 2014, 2015 and 2016 is classified as follows (in thousands):

	2014	2015	2016
Cost of revenue	$375	$319	$286
Sales and marketing	573	698	764
General and administrative	1,132	1,255	1,247

Total	$2,080	$2,272	$2,297

As of December 31, 2014, 2015 and 2016, total unrecognized compensation costs related to unvested stock options were $3.6 million, $3.3 million and $1.9 million, respectively. The remaining unrecognized costs are expected to be recognized on a straight-line basis over a weighted-average period of approximately 1.5 years.

Warrants

A summary of the terms of outstanding stock purchase warrants and the number of shares of Class A Common Stock issuable upon exercise is presented below as of December 31, 2015 and 2016 (in thousands, except per share amounts):

		Expiration		Number of Shares
Description	Grant Date	Date	Exercise Price	2015		2016
Guarantee Warrants	October 2014	October 2019	$1.16	345	(1)	345	(1)
Redeemable Origination Agent Warrants:
Original Warrants	June 2016	June 2026(2)	$1.35	-		11,075	(3)
Anti-dilution Warrants	October 2016	October 2026(2)	$1.35	-		3,035	(3)

Total				345		14,455

(1)
In October 2014, the Company issued warrants to certain owners of Series B Preferred Stock, in exchange for a guarantee up to £550,000 to the United Kingdom government for support service agreements to be provided by the Company for approximately three years. As of December 31, 2016, all of the shares pursuant to the warrants are exercisable and no shares have been exercised since the original grant. Since a performance commitment date has not been established, the fair value of the warrants is adjusted periodically until the commitment date occurs. The aggregate fair value through December 31, 2016 amounts to $84,000, which was amortized as a component of sales and marketing expense over the guarantee period. Accordingly, the Company recognized expenses of approximately $8,000, $59,000 and $(7,000), respectively, for the years ended December 31, 2014, 2015 and 2016. The unamortized expense as of December 31, 2016 is approximately $24,000, which is expected to be amortized to sales and marketing expense during the year ending December 31, 2017.

(2)	The expiration date is the earlier to occur of the stated expiration date or the date when the Company experiences a change of control.

(3)
In order to maintain the number of shares equivalent to 5.0% of the Company’s fully-diluted share capital, the number of shares issuable under the original warrant increased in October 2016. The number of shares is subject to further increases if the Company completes additional equity offerings up to $10.0 million.

The Origination Agent warrants are redeemable for cash at the option of the holders at the earliest to occur of (i) termination of the Credit Facility discussed in Note 5, (ii) a change of control, or (ii) 30 days prior to the stated expiration date of the Origination Agent warrants. Since none of these events are probable of occurrence before January 1, 2018, the redemption value of the warrants is classified as a long-term liability in the accompanying consolidated balance sheet as of December 31, 2016. The redemption price is equal to the fair value of the Origination Agent warrants on the date that redemption is elected. Presented below is a summary of the accounting treatment for the original issuance of warrants to the Origination Agent, the subsequent adjustments due to anti-dilution features, and other changes in fair value for the year ended December 31, 2016 (in thousands except per share amounts):

			Valuation of Warrants Issued(1)				Year-End		Liability
Redeemable Origination Agent Warrants	Exercise Price	Number of Shares	Original		Anti- dilution		Changes in Fair Value(1)		December 31, 2016
Original Warrants	$1.35	11,075	$8,847	(2)	$-		$(3,142	)(4)	$5,705
Anti-dilution Warrants	$1.35	3,035	-		1,484	(3)	80	(4)	1,564

Total		14,110	$8,847		$1,484		$(3,062)		$7,269
(1)
The Redeemable warrants are classified within Level 3 of the fair value hierarchy. Valuation of the warrants was performed by an independent valuation specialist at the original issuance dates and as of December 31, 2016. The valuation methodology was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. The valuation methodology for the redeemable warrants was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. Key Level 3 assumptions inherent in the valuation methodology during 2016 include projected revenue multiples ranging from 1.7 to 2.0, volatility ranging from 44% to 65%, the risk-free interest rate ranging from 0.5% to 1.4%, a discount rate for lack of marketability ranging from 26% to 31%, and the overall discount rate of approximately 25%.

(2)
As discussed in Note 5, the original fair value of the warrants to purchase 11,075,027 shares of the Company’s Class A Common Stock was $8.8 million which is being accounted for as a debt issuance cost.

(3)
As discussed in Note 6, the issuance of 56,441,036 shares of Series C Preferred Stock for $0.1772 per share increased the Company’s fully diluted share capital. Accordingly, an additional warrant was issued to the Origination Agent for 3,035,232 shares of the Company’s Class A Common Stock with an estimated fair value of $1.5 million, which is included in the loss on embedded derivatives and redeemable warrants, net in the accompanying consolidated statement of operations for the year ended December 31, 2016.

(4)
The adjustment to fair value of both warrants from the respective issuance dates through December 31, 2016 was a gain of $3.1 million, which is included in the loss on embedded derivatives and redeemable warrants, net for the year ended December 31, 2016.